Consolidated and Combined Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group
Rental Property:
Land	$ 59,481,000		$ 25,086,000	$ 25,086,000
Buildings	338,945,000		173,456,000	173,456,000
Tenant improvements	19,650,000		8,197,000	9,440,000
Building improvements	8,612,000		3,447,000	2,027,000
Less: accumulated depreciation	(23,723,000)		(19,261,000)	(14,626,000)
Total rental property, net	402,965,000		190,925,000	195,383,000
Cash and cash equivalents	13,307,000	2,200	1,567,000	2,772,000
Restricted cash	5,637,000		2,571,000	1,983,000
Tenant accounts receivable, net	4,229,000		3,725,000	3,580,000
Prepaid expenses and other assets	1,954,000		458,000	585,000
Deferred financing fees, net	2,485,000		118,000	235,000
Leasing commissions, net	158,000		133,000	32,000
Goodwill	4,923,000
Due from related parties	737,000			28,000
Deferred leasing intangibles, net	95,224,000		11,507,000	15,518,000
Total assets	531,619,000	2,200	211,004,000	220,116,000
Liabilities:
Mortgage notes payable	255,870,000		203,166,000	207,748,000
Notes payable to related party			4,384,000	4,384,000
Credit facility	0
Accounts payable, accrued expenses and other liabilities	3,253,000		2,680,000	2,352,000
Interest rate swaps	1,893,000		3,277,000	2,995,000
Tenant prepaid rent and security deposits	3,538,000
Tenant security deposits			623,000	1,294,000
Prepaid rent			581,000	770,000
Dividends payable	4,871,000
Deferred leasing intangibles, net	1,916,000		976,000	1,497,000
Due to related parties	746,000		3,653,000	597,000
Total liabilities	272,087,000		219,340,000	221,637,000
Predecessor's Owners' deficit			(8,336,000)	(1,521,000)
Common stock $0.01 par value, 100,000,000 shares authorized, 15,893,309 shares outstanding at June 30, 2011	159,000	1
Additional paid-in capital	177,906,000	2,199
Accumulated deficit	(3,903,000)
Total stockholders' and owner's deficit	174,162,000		(8,336,000)
Noncontrolling interest	85,370,000
Total equity (deficit)	259,532,000		(8,336,000)
Total liabilities and equity	$ 531,619,000	$ 2,200	$ 211,004,000	$ 220,116,000

Consolidated and Combined Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	100,000,000	100,000,000
Common stock, issued		110
Common stock, outstanding	15,893,309	110

Consolidated and Combined Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group	Dec. 31, 2008 STAG Predecessor Group
Revenue
Rental income	$ 9,670	$ 1,246	$ 6,250	$ 7,027	$ 12,574	$ 24,249	$ 25,658	$ 27,319
Tenant recoveries	1,073	258	1,086	1,218	2,445	3,761	4,508	3,951
Other income	267
Total revenue	11,010	1,504	7,336	8,245	15,019	28,010	30,166	31,270
Expenses
Property	754	214	590	1,236	1,745	3,254	5,342	3,009
General and administrative	2,060	183	42	318	231	337	478	502
Real estate taxes and insurance	918	149	774	909	1,569	2,869	3,067	2,804
Asset management fees		31	150	179	297	600	600	610
Property acquisition costs	327
Depreciation and amortization	6,446	428	2,943	2,459	5,326	9,514	10,257	12,108
Loss on impairment of assets								3,728
Total expenses	10,505	1,005	4,499	5,101	9,168	16,574	19,744	22,761
Other income (expense)
Interest income	9		1	1	2	16	66	140
Interest expense	(3,185)	(765)	(3,403)	(4,136)	(6,934)	(14,116)	(14,328)	(15,058)
Gain (loss) on interest rate swaps	500	177	(346)	762	(935)	(282)	(1,720)	(1,275)
Formation transaction costs	(3,728)
Total other income (expense)	(6,404)	(588)	(3,748)	(3,373)	(7,867)	(14,382)	(15,982)	(16,193)
Net loss	(5,899)	(89)	(911)	(229)	(2,016)	(2,946)	(5,560)	(7,684)
Net loss attributable to noncontrolling interest	(1,996)
Net loss attributable to the Company	$ (3,903)
Weighted average common shares outstanding - basic (in shares)	15,153,646
Weighted average common shares outstanding - diluted (in shares)	15,153,646
Earnings per share - basic (in dollars per share)	$ (0.26)
Earnings per share - diluted (in dollars per share)	$ (0.26)
Dividends declared per common share (in dollars per share)	$ 0.2057

Consolidated and Combined Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	STAG Predecessor Group	Total Shareholder's Equity	Total Shareholder's Equity STAG Predecessor Group	Common Stock	Common Stock STAG Predecessor Group	Additional Paid in Capital	Additional Paid in Capital STAG Predecessor Group	Accumulated Deficit	Accumulated Deficit STAG Predecessor Group	Noncontrolling Interest - Unit holders in Operating Partnership	Noncontrolling Interest - Unit holders in Operating Partnership STAG Predecessor Group
Balance at Dec. 31, 2007		$ 21,586
Increase (Decrease) in Stockholders' Equity
Distributions		(7,342)
Net loss		(7,684)
Balance at Dec. 31, 2008		6,560
Increase (Decrease) in Stockholders' Equity
Distributions		(2,521)
Net loss		(5,560)
Balance at Dec. 31, 2009		(1,521)		(1,521)						(1,521)
Increase (Decrease) in Stockholders' Equity
Distributions		(1,712)		(1,712)						(1,712)
Net loss		(2,016)		(2,016)						(2,016)
Balance at Jun. 30, 2010		(5,249)		(5,249)						(5,249)
Balance at Dec. 31, 2009		(1,521)
Increase (Decrease) in Stockholders' Equity
Distributions		(3,869)
Net loss		(2,946)
Balance at Dec. 31, 2010		(8,336)
Balance at Dec. 31, 2010		(8,336)
Balance at Mar. 31, 2010
Increase (Decrease) in Stockholders' Equity
Net loss		(911)
Balance at Jun. 30, 2010		(5,249)
Balance at Dec. 31, 2010		(8,336)
Balance at Dec. 31, 2010		(8,336)		(8,336)						(8,336)
Increase (Decrease) in Stockholders' Equity
Contributions		4,420		4,420						4,420
Distributions		(9,900)		(9,900)						(9,900)
Net loss		(229)		(229)						(229)
Balance at Apr. 19, 2011										(14,045)
Balance at Apr. 19, 2011		(14,045)		(14,045)		0		0		(14,045)		0
Balance at Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity
Net loss		(89)
Balance at Apr. 19, 2011		(14,045)				0		0		(14,045)		0
Balance at Apr. 19, 2011	(14,043)		(14,043)				2			(14,045)
Balance (in shares) at Apr. 19, 2011					110
Increase (Decrease) in Stockholders' Equity
Proceeds from sale of common stock	205,563		205,563		158		205,405
Proceeds from sale of common stock (in shares)					15,812,500
Redemption of initial capitalization of STAG Industrial, Inc.	(2)		(2)				(2)
Redemption of initial capitalization of STAG Industrial, Inc. (in shares)					(110)
Issuance of units for acquisition of properties	95,670										95,670
Exchange of owners' equity for units			14,045							14,045	(14,045)
Offering costs	(17,042)		(17,042)				(17,042)
Issuance of restricted stock					1		(1)
Issuance of restricted stock (in shares)					80,809
Dividends declared	(4,871)		(3,269)				(3,269)				(1,602)
Stock-based compensation	156		39				39				117
Rebalancing of noncontrolling interest			(7,226)				(7,226)				7,226
Net loss	(5,899)		(3,903)						(3,903)		(1,996)
Balance at Jun. 30, 2011	$ 259,532		$ 174,162		$ 159		$ 177,906		$ (3,903)		$ 85,370
Balance (in shares) at Jun. 30, 2011					15,893,309

Consolidated and Combined Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 19, 2011 STAG Predecessor Group	Jun. 30, 2010 STAG Predecessor Group	Dec. 31, 2010 STAG Predecessor Group	Dec. 31, 2009 STAG Predecessor Group	Dec. 31, 2008 STAG Predecessor Group
Cash flows from operating activities:
Net loss	$ (5,899,000)	$ (229,000)	$ (2,016,000)	$ (2,946,000)	$ (5,560,000)	$ (7,684,000)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	6,446,000	2,459,000	5,326,000	9,599,000	10,708,000	12,619,000
Amortization of deferred financing costs	264,000	31,000	58,000
Intangible amortization in rental income	869,000	(2,000)	(14,000)	(34,000)	284,000	(563,000)
Tenant straight line receivable, net	(326,000)	(16,000)	(464,000)	(641,000)	(818,000)	(1,187,000)
Loss on impairment of assets						3,728,000
(Gain) loss on interest rate swaps	(500,000)	(762,000)	935,000	282,000	1,720,000	1,275,000
Stock-based compensation expense	156,000
Change in assets and liabilities:
Tenant accounts receivable, net	(42,000)	88,000	360,000	496,000	812,000	(413,000)
Leasing commissions, net	(25,000)	(24,000)	(26,000)	(101,000)	(5,000)	11,000
Restricted cash-escrow	(171,000)
Prepaid expenses and other assets	450,000	(87,000)	159,000	127,000	(112,000)	527,000
Accounts payable, accrued expenses and other liabilities	(429,000)	106,000	(257,000)	328,000	338,000	54,000
Tenant security deposits				(671,000)	(9,000)	87,000
Tenant prepaid rent and security deposits	843,000	169,000	(922,000)
Prepaid rent				(189,000)	599,000	(45,000)
Due to related parties	746,000	767,000	1,559,000	3,056,000	425,000	33,000
Due from related parties	(596,000)	(141,000)	28,000	28,000	(17,000)	(11,000)
Total adjustments	7,685,000	2,588,000	6,742,000	12,280,000	13,925,000	16,115,000
Net cash provided by operating activities	1,786,000	2,359,000	4,726,000	9,334,000	8,365,000	8,431,000
Cash flows from investing activities:
Additions of land and building improvements	(12,349,000)	(39,000)	(761,000)	(1,500,000)	(1,293,000)	(386,000)
Proceeds from sale of land					50,000
Restricted cash-escrow	(540,000)	(542,000)	(369,000)	(588,000)	(797,000)	(25,000)
Cash paid for contributed assets, net	(2,159,000)
Cash paid for deal deposits	(1,065,000)
Additions to lease intangibles	(5,686,000)
Net cash used in investing activities	(21,799,000)	(581,000)	(1,130,000)	(2,088,000)	(2,040,000)	(411,000)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	205,563,000
Offering costs related to issuance of common stock	(17,042,000)
Redemption of initial capitalization of STAG Industrial, Inc. shares	(2,000)
Proceeds from notes payable to related parties		789,000			4,384,000
Repayment of notes payable to related parties	(10,366,000)			(4,582,000)	(8,430,000)	(1,182,000)
Proceeds from secured corporate credit facility	11,000,000
Repayment of secured corporate credit facility	(11,000,000)
Proceed from mortgage notes payable	11,400,000
Repayment of mortgage notes payable	(152,954,000)	(1,180,000)	(2,267,000)
Termination of swap contracts	(894,000)
Payment of loan fees and costs	(2,662,000)				(354,000)
Distributions		(2,679,000)	(1,712,000)	(3,869,000)	(2,521,000)	(7,342,000)
Net cash provided by (used in) financing activities	33,043,000	(3,070,000)	(3,979,000)	(8,451,000)	(6,921,000)	(8,524,000)
Increase (decrease) in cash and cash equivalents	13,030,000	(1,292,000)	(383,000)	(1,205,000)	(596,000)	(504,000)
Cash and cash equivalents-beginning of period	277,000	1,567,000	2,772,000	2,772,000	3,368,000	3,872,000
Cash and cash equivalents-end of period	13,307,000	275,000	2,389,000	1,567,000	2,772,000	3,368,000
Supplemental cash flow information
Write-off of fully depreciated tenant improvements				1,323,000	184,000	396,000
Write-off of accumulated depreciation				1,112,000	33,000	22,000
Cash paid for interest				$ 10,965,000	$ 13,487,000	$ 14,535,000

Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization and Description of Business

1.             Organization and Description of Business

STAG Industrial, Inc. (the “Company”) is a Maryland corporation formed on July 21, 2010 that did not have any operating activity until the consummation of its initial public offering of common stock (“Offering”) and the related formation transactions (the “Formation Transactions”) on April 20, 2011.  The Company is the majority owner of the STAG Industrial Operating Partnership, L.P. (the “Operating Partnership”), which was formed on December 21, 2009. STAG Industrial GP, LLC (the “GP”), which was formed as a Delaware limited liability company on December 21, 2009, is a wholly owned subsidiary of the Company and is the sole general partner of the Operating Partnership. As of June 30, 2011, the Company owns 67.11% of the Operating Partnership.  The Company is engaged in the business of acquiring, owning, leasing and managing of real estate, consisting primarily of industrial properties located throughout the United States.  As of June 30, 2011, we owned 93 properties in 26 states with approximately 14.2 million rentable square feet, consisting of 46 warehouse/distribution properties, 26 manufacturing properties and 21 flex/office properties, and our properties were 91.0% leased to 74 tenants.  As used herein, “STAG Industrial,” “the Company,” “we,” “our” and “us” refer to STAG Industrial, Inc. and its consolidated subsidiaries and partnerships except where context otherwise requires.  The financial information contained in this report that relates to the time period commencing April 20, 2011 and ending June 30, 2011 is the Company’s financial information.

The Company’s “predecessor” for accounting purposes is STAG Predecessor Group (or “Predecessor”), which is not a legal entity, but a collection of the real estate entities that were owned by STAG Investments III, LLC prior to the Offering.  STAG Predecessor Group also was engaged in the business of owning, leasing and operating real estate consisting primarily of industrial properties located throughout the United States.   The financial information contained in this report that relates to the time periods on or prior to April 19, 2011 is the Predecessor’s financial information.

The Company filed a Prospectus dated April 15, 2011 with the Securities and Exchange Commission (“SEC”) on April 18, 2011.  On April 20, 2011, concurrent with the Offering of the common stock of the Company, the members of limited liability companies affiliated with the Company (collectively, the “Participants”) that held direct or indirect interests in their real estate properties (“Properties”) elected to take limited partnership units in the Operating Partnership (“common units”) in exchange for the contribution of their Properties to the Company. The Formation Transactions were designed to (i) continue the operations of Predecessor, (ii) enable the Company to raise the necessary capital to acquire certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

The operations of the Company will be carried on primarily through the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a real estate investment trust (“REIT”) under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with the 2011 tax year. The Company is fully integrated, self-administered, and self-managed.

On April 20, 2011, in connection with the Offering, the following Formation Transactions were completed:

·      We issued 13,750,000 shares of our common stock for  $13.00 per share.

·      We acquired certain assets and related debt of STAG Predecessor Group and of the Participants.  In exchange for such assets and related debt, STAG Predecessor Group and the Participants were issued a total of 7,590,000 common units of the Operating Partnership, with an aggregate value of approximately  $98.7 million.

·      We closed a loan agreement for a secured corporate revolving credit facility (the “credit facility”) of up to  $100 million with Bank of America, N.A. (“Bank of America”) as administrative agent and Merrill Lynch, Pierce, Fenner & Smith Incorporated as lead arranger.  The credit facility has an accordion feature that allows us to request an increase in the total commitments of up to  $100 million to  $200 million under certain circumstances.

·      The net proceeds of the Offering, together with borrowings in the amount of approximately  $11.0 million under our credit facility, repaid approximately  $164.7 million in certain outstanding indebtedness (including  $2.5 million of direct costs associated with the obtaining and retiring of indebtedness and the termination of interest rate swaps) and  $0.3 million to pay transfer taxes and other fees.

We received net proceeds from the Offering of approximately  $166.3 million, reflecting the gross proceeds of approximately  $178.8 million, net of underwriting fees of approximately  $12.5 million. We incurred formation transaction costs and offering costs of  $6.4 million.  In connection with the exercise of the underwriters’ overallotment option, on May 13, 2011, we issued an additional 2,062,500 shares of common stock at  $13.00 per share, generating an additional  $26.8 million of gross proceeds and  $25.0 million in net proceeds after the underwriters’ discount and offering costs.  All of the shares of common stock were sold by the Company and there were no selling stockholders in the Offering.  On May 17, 2011, we used a portion of the proceeds from the exercise of the overallotment option to repay the  $11.0 million outstanding under the credit facility and retained the balance for future acquisitions and other general corporate needs.

1. Organization and Description of Business

        STAG Industrial, Inc. (the "Company") was incorporated in Maryland on July 21, 2010. The Company has not had any corporate activity since its formation. The Company is the majority owner of STAG Industrial Operating Partnership, L.P. (the "Operating Partnership") which was formed on December 21, 2009. STAG Industrial GP, LLC. (the "GP"), which was formed as a Delaware limited liability company on December 21, 2009 is a wholly owned subsidiary of the Company and is the sole general partner of the Operating Partnership. The Company's predecessor business is engaged in the business of acquiring, owning, leasing and managing of real estate, consisting primarily of industrial properties located throughout the United States.

        The Company has filed a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to the initial public offering (the "Offering") of common stock. As discussed below, the Company intends to operate as a real estate investment trust ("REIT"). Concurrent with the Offering of the common stock of the Company, the Company, the Operating Partnership, together with the partners and shareholders of the affiliated partnerships and corporations of STAG Capital Partners and other parties which hold direct or indirect interests in the properties (collectively, the "Participants"), engaged in certain formation transactions (the "Formation Transactions"). The Participants received limited partnership units in the Operating Partnership pursuant to the Formation Transactions. The Formation Transactions are designed to (i) continue the operations of STAG Predecessor Group, (ii) enable the Company to raise the necessary capital to acquire interests in certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

        The operations of the Company will be carried on primarily through the Operating Partnership. The Company is the sole shareholder of the GP which in turn is the sole general partner of the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Company is fully integrated, self-administered, and self-managed.

STAG Predecessor Group
Organization and Description of Business

1. Organization and Description of Business

        STAG Predecessor Group (the "predecessor" for accounting purposes), is not a legal entity, but a collection of 45 real estate entities and holdings of STAG Investments III, LLC. STAG Predecessor Group is engaged in the business of owning, leasing and operating real estate consisting primarily of industrial properties located throughout the United States. STAG Predecessor Group generates the majority of its revenue by entering into long-term, triple-net leases with local, regional, and national companies.

        STAG Predecessor Group is the predecessor of STAG Industrial, Inc. (the "Company"). Concurrent with an initial public offering (the "Offering") of the common stock of the Company, which is expected to be completed in 2011, the Company and a newly formed majority owned limited partnership, STAG Industrial Operating Partnership, L.P. (the "Operating Partnership"), together with the partners and shareholders of the affiliated partnerships and corporations of the Company and other parties which hold direct or indirect interests in the properties (collectively, the "Participants"), will engage in certain formation transactions (the "Formation Transactions"). The Participants will elect to take either stock in the Company, or limited partnership units in the Operating Partnership pursuant to the Formation Transactions. The Formation Transactions are designed to (i) continue the operations of STAG Predecessor Group, (ii) enable the Company to raise the necessary capital to acquire interests in certain other properties, repay mortgage debt relating thereto and pay other indebtedness, (iii) fund costs, capital expenditures and working capital, (iv) provide a vehicle for future acquisitions, (v) enable the Company to comply with requirements under the federal income tax laws and regulations relating to real estate investment trusts, and (vi) preserve tax advantages for certain Participants.

        The operations of the Company will be carried on primarily through the Operating Partnership. It is the intent of the Company to elect the status of and qualify as a REIT under the Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. STAG Industrial GP, LLC, a wholly owned subsidiary of the Company, will be the sole general partner in the Operating Partnership. The Company after the completion of the Formation Transactions will be fully integrated, self-administered and self-managed.

        The properties included as part of STAG Predecessor Group were acquired in the following quarters: eleven properties during the three months ended December 31, 2006; one property during the three months ended March 31, 2007; thirteen properties during the three months ended June 30, 2007; thirteen properties during the three months ended September 30, 2007; and nineteen properties during the three months ended December 31, 2007.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies

2.             Summary of Significant Accounting Policies

Interim Financial Information

The accompanying interim financial statements have been presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and with the instructions to Form 10-Q of Regulation S-X for interim financial information.  Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements.  In the opinion of management, the accompanying interim financial statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP.  Interim results are not necessarily indicative of results for a full year.  The information included in these financial statements should be read in conjuction with the audited financial statements as of December 31, 2010 and related notes.

Basis of Presentation

Our consolidated financial statements include the accounts of the Company, our Operating Partnership and our subsidiaries. The equity interests of other limited partners in our Operating Partnership are reflected as noncontrolling interest. The combined financial statements of STAG Predecessor Group include the accounts of STAG Predecessor Group and all entities in which STAG Predecessor Group had a controlling interest.  All significant intercompany balances and transactions have been eliminated in the combination of entities. The financial statements of the Company are presented on a consolidated basis, for all periods presented and comprise the consolidated historical financial statements of the transferred collection of real estate entities and holdings, upon the initial public offering.  The combined financial information presented for periods on or prior to April 19, 2011 relate solely to the STAG Predecessor Group. The financial statements for the quarter ending June 30, 2011 include the financial information of the Company, the Operating Partnership, our subsidiaries and STAG Predecessor Group. Where the “Company” is referenced in comparisons of financial results for any date prior to and including April 19, 2011, the financial information for such period relates solely to the STAG Predecessor Group, notwithstanding “Company” being the reference.

Consolidated and Combined Statements of Cash Flows - Supplemental Disclosures

The following table provides supplemental disclosures related to the Consolidated and Combined Statements of Cash Flows (in thousands):

	Stag Industrial, Inc. (Period from April 20 to June 30, 2011)	STAG Predecessor Group (Period from January 1 to April 19, 2011)	STAG Predecessor Group (Six months ended June 30, 2010)
Supplemental cash flow information
Cash paid for interest	2,927	$2,433	$5,668
Supplemental schedule of noncash investing and financing activities
Acquisition of tangible assets upon Formation Transactions	$204,116	$—	$—
Acquisition of goodwill upon Formation Transactions	$4,923	$—	$—
Acquisition of intangible assets upon Formation Transactions	$83,442	$—	$—
Assumption of mortgage notes payable upon Formation Transactions	$(190,548)	$—	$—
Fair market value adjustment to mortage notes payable acquired upon Formation Transactions	$(141)	$—	$—
Assumption of related party notes payable upon Formation Transactions	$(4,466)	$—	$—
Acquisition of intangible liabilities upon Formation Transactions	$(1,066)	$—	$—
Acquisition of interst rate swaps upon Formation Transactions	$(420)	$—	$—
Acquisition of other liabilities upon Formation Transactions	$(171)	$—	$—
Issuance of units for acquistion of net assets upon Formation Transactions	$95,670	$—	$—
Disposition of accrued lender fees upon Formation Transactions	$—	$4,420	$—
Assumption of bridge loan for Option Properties upon Formation Transactions	$—	$(4,750)	$—
Assumption of note payable to related party for Option Properties upon Formation Transactions	$—	$(727)	$—
Assumption of interest rate swaps to related party for Option Properties upon Formation Transactions	$—	$(352)	$—
Accrued distribution upon Formation Transactions	—	(1,392)	—

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Rental Property and Depreciation

The Company evaluates the carrying value of all tangible and intangible real estate assets held for use for possible impairment when an event or change in circumstance has occurred that indicates their carrying value may not be recoverable. The evaluation includes estimating and reviewing anticipated future undiscounted cash flows to be derived from the asset and the ultimate sale of the asset. If such cash flows are less than the asset’s carrying value, an impairment charge is recognized to the extent by which the asset’s carrying value exceeds the estimated fair value. Estimating future cash flows is highly subjective and such estimates could differ materially from actual results. For the periods presented, no impairment charges were recognized.

For properties considered held for sale, the Company ceases depreciating the properties and values the properties at the lower of depreciated cost or fair value, less costs to dispose. If circumstances arise that were previously considered unlikely, and, as a result, the Company decided not to sell a property previously classified as held for sale, the Company will reclassify such property as held and used. Such property is measured at the lower of its carrying amount (adjusted for any depreciation and amortization expense that would have been recognized had the property been continuously classified as held and used) or fair value at the date of the subsequent decision not to sell. The Company classifies properties as held for sale when all criteria within the Financial Accounting Standards Board’s (the “FASB”) Accounting Standard Codification (“ASC”) 360 Property, Plant and Equipment (“ASC 360”) (formerly known as Statement of Financial Accounting Standard (“SFAS”) No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets) are met.

Depreciation expense is computed using the straight-line method based on the following useful lives:

Buildings	40 years
Building and land improvements	5-20 years
Tenant improvements	Shorter of useful life or terms of related lease

Expenditures for tenant improvements, leasehold improvements and leasing commissions are capitalized and amortized or depreciated over the shorter of their useful lives or the terms of each specific lease. Repairs and maintenance are charged to expense when incurred. Expenditures for improvements are capitalized.

The Company accounts for all acquisitions in accordance with ASC 805, Business Combinations, (formerly known as SFAS No. 141(R)).  Upon acquisition of a property, the Company allocates the purchase price of the property based upon the fair value of the assets and liabilities acquired, which generally consist of land, buildings, tenant improvements and intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of an acquired property by valuing the property as if it were vacant. Acquired above and below market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values are amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values are amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

The purchase price is further allocated to in-place lease values and tenant relationships based on the Company’s evaluation of the specific characteristics of each tenant’s lease and its overall relationship with the respective tenant. The value of in-place lease intangibles and tenant relationships, which are included as components of deferred leasing intangibles, are amortized over the remaining lease term (and expected renewal periods of the respective lease for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships are immediately written off.

Tenant Accounts Receivable, net

The Company provides an allowance for doubtful accounts against the portion of tenant accounts receivable which is estimated to be uncollectible. As of June 30, 2011 and December 31, 2010, the Company had an allowance for doubtful accounts of  $55 and  $198, respectively.

The Company accrues rental revenue earned, but not yet receivable, in accordance with GAAP. As of June 30, 2011 and December 31, 2010, the Company had accrued rental revenue of  $3.8 million and  $3.3 million, respectively, which is reflected in tenant accounts receivable, net on the accompanying balance sheets. The Company maintains an allowance for estimated losses that may result from those revenues. If a tenant fails to make contractual payments beyond any allowance, the Company may recognize additional bad debt expense in future periods equal to the amount of unpaid rent and accrued rental revenue. As of June 30, 2011 and December 31, 2010, the Company had an allowance on accrued rental revenue of  $0.4 million and  $0.3 million, respectively.

As of June 30, 2011 and December 31, 2010, the Company had a total of approximately  $3.6 million and  $2.2 million, respectively, of total lease security deposits available in existing letters of credit; and  $1,187 and  $623, respectively, of lease security deposits available in cash.

Goodwill

The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill.  Goodwill of the Company represents amounts allocated to the assembled workforce from the acquired management company.  The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired.  No impairment charge was recognized.

Derivative Financial Instruments and Hedging Activities

The Company accounts for its interest rate swaps in accordance with the FASB’s ASC 815, Derivatives and Hedging.  The Company has not designated the interest rate swaps as hedge instruments for accounting purposes. Accordingly, the Company recognizes the fair value of the interest rate swaps as an asset or liability on the consolidated balance sheets with the changes in fair value recognized in the consolidated statements of operations.

By using interest rate swaps, the Company exposes itself to market and credit risk. Market risk is the risk of an adverse effect on the value of a financial instrument that results from a change in interest rates. Credit risk is the risk of failure of the counterparty to perform under the terms of the contract. The Company minimizes the credit risk in an interest rate swap by entering into transactions with high-quality counterparties. The Company’s exposure to credit risk at any point is generally limited to amounts recorded as assets or liabilities on the consolidated balance sheets.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, tenant accounts receivable, interest rate swaps, accounts payable, other accrued expenses and mortgage notes payable. The fair values of the cash and cash equivalents, tenant accounts receivable, accounts payable and other accrued expenses approximate their carrying or contract values because of the short term maturity of these instruments. See Note 5 for the fair values of our debt.

See Note 6 for the fair values of our interest rate swaps. The carrying value of notes payable to related parties approximates fair value.

Offering Costs

In connection with the Offering, certain Company affiliates have incurred legal, accounting, and related costs, which were reimbursed by the Company upon the consummation of the Offering. Such costs were deducted from the gross proceeds of the Offering.

Revenue Recognition

Rental revenue is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured. Differences between rental revenue earned and amounts due under the lease are charged or credited, as applicable, to accrued rental revenue. Additional rents from expense reimbursements for insurance, real estate taxes and certain other expenses are recognized in the period in which the related expenses are incurred.

Early lease termination fees are recorded in rental income on a straight-line basis from the notification date of such termination to the then remaining (not the original) lease term, if any, or upon collection if collection is not assured.

We earn revenues from asset management fees, which are included in our statements of operations in other income.  We recognize revenues from asset management fees when the related fees are earned and are realized or realizable.

Certain tenants are obligated to pay directly their obligations under their leases for insurance, real estate taxes and certain other expenses and these costs, which have been assumed by the tenants under the terms of their respective leases, are not reflected in the Company’s consolidated financial statements. To the extent any tenant responsible for these costs under their respective lease defaults on its lease or it is deemed probable that it will fail to pay for such costs, we would record a liability for such obligation.  The Company estimates that real estate taxes, which are the responsibility of these certain tenants, were approximately  $0.5 million for the period January 1 to April 19, 2011,  $0.1 million for the period April 1 to April 19, 2011, and  $1.0 million for the period April 20 to June 30, 2011.   The Company does not recognize recovery revenue related to leases where the tenant has assumed the cost for real estate taxes, insurance, and certain other expenses.

Stock-Based Employee Compensation Plans

We grant stock-based compensation awards to our employees and directors typically in the form of restricted shares of common stock and long-term incentive plan units in the Operating Partnership (“LTIP units”).  The Company accounts for its stock-based employee compensation in accordance with ASC 718, Compensation — Stock Compensation.  We measure stock-based compensation expense based on the fair value of the awards on the grant date and recognize the expense ratably over the vesting period.

Income Taxes

Prior to the Offering, the Predecessor was comprised primarily of limited partnerships and limited liability companies. Under applicable federal and state income tax rules, the allocated share of net income or loss from the limited partnerships and limited liability companies was reportable in the income tax returns of the respective partners and members.

The Company intends to elect to be taxed as a REIT under the Code commencing with the taxable year ending December 31, 2011. To qualify as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided we qualify for taxation as a REIT, we are generally not subject to corporate level income tax on the earnings distributed currently to our stockholders that we derive from our REIT qualifying activities. If we fail to qualify as a REIT in any taxable year, and are unable to avail ourselves of certain savings provisions set forth in the Code, all of our taxable income would be subject to federal income tax at regular corporate rates, including any applicable alternative minimum tax.

The Company will not be required to make distributions with respect to income derived from the activities conducted through subsidiaries that the Company elects to treat as taxable REIT subsidiaries (“TRS”) for federal income tax purposes. Certain activities that we undertake must be conducted by a TRS, such as performing non-customary services for our tenants and holding assets that we cannot hold directly. A TRS is subject to federal and state income taxes.

The Company currently has no liabilities for uncertain tax positions.

Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders, as adjusted for unallocated earnings (if any) of certain securities issued by the Operating Partnership, by the weighted average number of shares of Common Stock outstanding during the year. Diluted EPS reflects the potential dilution that could occur from shares issuable in connection with awards under stock-based compensation plans and conversion of the noncontrolling interests in the Operating Partnership.

Segment Reporting

The Company manages its operations on a consolidated, single segment basis for purposes of assessing performance and making operating decisions and, accordingly, has only one reporting segment.

2. Significant Accounting Policies

Basis of Presentation

        The accompanying consolidated balance sheet is presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and includes the accounts of the Company, the Operating Partnership and the GP. All significant intercompany balances and transactions have been eliminated.

Income Taxes

        As a REIT, the Company is permitted to deduct dividends paid to its shareholders, eliminating the federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

Offering Costs

        In connection with the Offering, affiliates have incurred legal, accounting, and related costs, which was reimbursed by the Company upon the consummation of the Offering. Such costs were deducted from the gross proceeds of the Offering and expensed in the income statement. Offering costs have not been accrued because the Company did not have an obligation to reimburse its affiliates for such costs until the closing of the Offering. As of December 31, 2010, the Company's affiliates had incurred costs in connection with the Offering of approximately  $4.7 million.

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the consolidated balance sheets and accompanying notes. Actual results could differ from those estimates.

STAG Predecessor Group
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

        The accompanying combined financial statements have been presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany balances and transactions have been eliminated in the combination of entities. These financial statements are presented on a "carve-out" or combined basis, for all periods prior to our carve-out and comprise the combined historical financial statements of the transferred collection of real estate entities and holdings.

Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Rental Property and Depreciation

        Rental property is carried at cost. The properties are reviewed on a periodic basis for impairment and a provision is provided for if impairments are identified. To determine if an impairment may exist, STAG Predecessor Group reviews its properties and identifies those that have had either an event of change or event of circumstances warranting further assessment of recoverability (such as a decrease in occupancy). If further assessment of recoverability is needed, STAG Predecessor Group estimates the future net cash flows expected to result from the use of the property and its eventual disposition, on an individual property basis. If the sum of the expected future net cash flows (undiscounted and without interest charges) is less than the carrying amount of the property on an individual property basis, STAG Predecessor Group will recognize an impairment loss based upon the estimated fair value of such property as compared to its current carrying value. For properties considered held for sale, STAG Predecessor Group ceases depreciating the properties and values the properties at the lower of depreciated cost or fair value, less costs to dispose. If circumstances arise that were previously considered unlikely, and, as a result, STAG Predecessor Group decided not to sell a property previously classified as held for sale, STAG Predecessor Group will reclassify such property as held and used. Such property is measured at the lower of its carrying amount (adjusted for any depreciation and amortization expense that would have been recognized had the property been continuously classified as held and used) or fair value at the date of the subsequent decision not to sell. STAG Predecessor Group classifies properties as held for sale when all criteria within the Financial Accounting Standards Board's (the "FASB") Accounting Standard Codification ("ASC") 360 Property, Plant and Equipment ("ASC 360") (formerly known as Statement of Financial Accounting Standard ("SFAS") No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets) are met.

        Depreciation expense is computed using the straight-line method based on the following useful lives:

Buildings	40 years
Building and land improvements	5-20 years
Tenant improvements	Shorter of useful life or terms of related lease

        Expenditures for tenant improvements, leasehold improvements and leasing commissions are capitalized and amortized or depreciated over the shorter of their useful lives or the terms of each specific lease. Repairs and maintenance are charged to expense when incurred. Expenditures for improvements are capitalized.

        STAG Predecessor Group accounts for all acquisitions in accordance with ASC 805, Business Combinations, (formerly known as SFAS No. 141(R)). The FASB issued ASC 805 to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The statement is to be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. STAG Predecessor Group adopted ASC 805 on January 1, 2009 and the adoption did not have a material effect on the combined financial statements.

        Upon acquisition of a property, STAG Predecessor Group allocates the purchase price of the property based upon the fair value of the assets and liabilities acquired, which generally consist of land, buildings, tenant improvements and intangible assets including in-place leases, above market and below market leases and tenant relationships. STAG Predecessor Group allocates the purchase price to the fair value of the tangible assets of an acquired property by valuing the property as if it were vacant. Acquired above and below market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values are amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values are amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

        The purchase price is further allocated to in-place lease values and tenant relationships based on STAG Predecessor Group's evaluation of the specific characteristics of each tenant's lease and its overall relationship with the respective tenant. The value of in-place lease intangibles and tenant relationships, which are included as components of deferred leasing intangibles are amortized over the remaining lease term (and expected renewal periods of the respective lease for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships are immediately written off.

Cash and Cash Equivalents

        Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less. STAG Predecessor Group maintains cash and cash equivalents in United States banking institutions that may exceed amounts insured by the Federal Deposit Insurance Corporation. While STAG Predecessor Group monitors the cash balances in its operating accounts, these cash balances could be impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, STAG Predecessor Group has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

        Restricted cash includes security deposits and cash held in escrow for real estate taxes and capital improvements as required in various mortgage loan agreements.

Tenant Accounts Receivable, net

        STAG Predecessor Group maintains an allowance for estimated losses that may result from the inability of tenants to make required payments. If a tenant fails to make contractual payments beyond any allowance, STAG Predecessor Group may recognize bad debt expense in future periods equal to the amount of unpaid rent and deferred rental income. As of December 31, 2010 and 2009, STAG Predecessor Group had an allowance for doubtful accounts of  $198 and  $1,920, respectively.

        STAG Predecessor Group accrues rental revenue earned but not yet receivable in accordance with GAAP. As of December 31, 2010 and 2009, STAG Predecessor Group had accrued rental revenue of  $3,310 and  $2,515, respectively, which is reflected in tenant accounts receivable, net on the accompanying balance sheets. STAG Predecessor Group maintains an allowance for estimated losses that may result from those revenues. If a tenant fails to make contractual payments beyond any allowance, STAG Predecessor Group may recognize bad debt expense in future periods equal to the amount of unpaid rent and accrued rental revenue. As of December 31, 2010 and 2009, STAG Predecessor Group had an allowance on accrued rental revenue of  $250 and  $96, respectively.

        As of December 31, 2010 and 2009, STAG Predecessor Group had a total of approximately  $2,162 and  $2,490, respectively, of total lease security available on existing letters of credit; and  $623 and  $1,294, respectively, of security available in security deposits.

Deferred Financing Fees

        Costs incurred in obtaining mortgage notes payable are capitalized. The deferred financing fees are amortized to interest expense over the life of the respective loans. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. For the years ended December 31, 2010, 2009 and 2008, amortization of deferred finance charges included in interest expense was  $117,  $466, and  $522, respectively. Fully amortized deferred charges are removed from the books upon maturity of the underlying debt.

Fair Value of Financial Instruments

        Financial instruments include cash and cash equivalents, tenant accounts receivable, interest rate swaps, accounts payable, other accrued expenses and mortgage notes payable. The fair values of the cash and cash equivalents, tenant accounts receivable, accounts payable and other accrued expenses approximate their carrying or contract values. See Note 4 for the fair values of the mortgage notes payable. See Note 5 for the fair value of interest rate swaps. The carrying value of notes payable to related parties approximates fair value.

Derivative Financial Instruments and Hedging Activities

        STAG Predecessor Group entered into interest rate swaps to hedge against interest rate risk on its variable rate loan with Anglo Irish Bank Corporation Limited ("Anglo Irish Bank"). The interest rate swaps are contracts to fix, for a period of time, the LIBOR component of the loan and allow for net settlement. As of December 31, 2010 and 2009, STAG Predecessor Group was party to separate interest rate swaps with notional amounts of  $157,815 each year.

        STAG Predecessor Group accounts for its interest rate swaps in accordance with ASC 815, Derivatives and Hedging, (formerly known as SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities). On January 1, 2009, STAG Predecessor Group adopted SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an Amendment of FASB Statement No. 133 (SFAS 161), which changes the disclosure requirements for derivative instruments and hedging activities. The adoption of SFAS 161 (now included in ASC 815) did not have a material impact on STAG Predecessor Group's results of operations or financial condition.

        STAG Predecessor Group has designated the interest rate swaps as non-hedge instruments for accounting purposes. Accordingly, STAG Predecessor Group recognizes the fair value of the interest rate swap as asset or liability on the combined balance sheets with the changes in fair value recognized in the combined statements of operations.

        By using interest rate swaps, STAG Predecessor Group exposes itself to market and credit risk. Market risk is the risk of an adverse effect on the value of a financial instrument that results from a change in interest rates. Credit risk is the risk of failure of the counterparty to perform under the terms of the contract. STAG Predecessor Group minimizes the credit risk in interest rate swaps by entering into transactions with high-quality counterparties whose credit rating is higher than Bbb. STAG Predecessor Group's exposure to credit risk at any point is generally limited to amounts recorded as assets or liabilities on the combined balance sheets.

Revenue and Gain Recognition

        Rental revenue is recognized on a straight-line basis over the term of the lease when collectability is reasonably assured in accordance with GAAP. Differences between rental revenue earned and amounts due under the lease are charged or credited, as applicable, to accrued rental revenue. Additional rents from expense reimbursements for insurance, real estate taxes and certain other expenses are recognized in the period in which the related expenses are incurred.

        Certain tenants are obligated to make payments for insurance, real estate taxes and certain other expenses and these costs, which have been assumed by the tenants under the terms of their respective leases, are not reflected in STAG Predecessor Group's combined financial statements. To the extent any tenant responsible for these costs under their respective lease defaults on their lease or it is deemed probable that they will fail to pay for such costs, we would record a liability for such obligation. The Company estimates that real estate taxes which are the responsibility of all such tenants were approximately  $1,826 and  $1,868 for the years ended December 31, 2010 and 2009, respectively. STAG Predecessor Group does not recognize recovery revenue related to leases whereby the tenant has assumed the cost for real estate taxes, insurance, and certain other expenses.

        Rental revenue from month-to-month leases or leases with no scheduled rent increases or other adjustments is recognized on a monthly basis when earned.

        Lease termination fees are recognized on a straight line basis over the revised lease term as termination revenue when the tenants provide notification of their intent to terminate their lease, STAG Predecessor Group has no continuing obligation to provide services to such former tenants and STAG Predecessor Group believes amounts are collectible. STAG Predecessor Group has no lease termination revenue for the periods presented.

Segment Reporting

        STAG Predecessor Group manages its operations on a consolidated, single segment basis for purposes of assessing performance and making operating decisions and accordingly, has only one reporting segment.

Income Taxes

        STAG Predecessor Group represents a combination of entities that are limited liability companies. Generally, absent an election to the contrary, an LLC is treated as a partnership or a disregarded entity under applicable federal and state income tax rules. Therefore, the allocated share of net income or loss from the limited liability companies is reportable in the income tax returns of the respective member or members. Accordingly, no income tax provision is included in the accompanying combined financial statements.

        STAG Predecessor Group adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions (ASC 740, "Accounting for Uncertainty in Income Taxes", (formerly FIN 48, "Uncertain Tax Positions")) on January 1, 2009, which required STAG Predecessor Group to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. STAG Predecessor Group has determined that there was no effect on the financial statements from its adoption of this authoritative guidance.

Acquisitions	6 Months Ended
Jun. 30, 2011
Acquisitions

3.             Acquisitions

As part of the Formation Transactions, STAG Investments IV, LLC and STAG GI Investments, LLC (referred to as the “STAG Contribution Group” in the Prospectus) contributed 100% of their real estate entities and operations in exchange for 7.3 million common units in the Operating Partnership valued at  $13.00 per common unit.  The members of STAG Capital Partners, LLC and STAG Capital Partners III, LLC (referred to as the “Management Company” in the Prospectus), contributed 100% of those entities’ assets and liabilities in exchange for 38,621 common units in the Operating Partnership valued at  $13.00 per common unit.  The contribution of interests in these entities was accounted for as an acquisition under the acquisition method of accounting and recognized at the estimated fair value of acquired assets and assumed liabilities on the date of such contribution.  STAG Predecessor Group, which includes the entity that is considered our accounting acquirer, is part of our predecessor business and therefore the assets and liabilities of STAG Predecessor Group were accounted for at carryover basis.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by the Company’s management. Using information available at the time the acquisition closed, we allocated the total consideration to tangible assets and liabilities, identified intangible assets and liabilities, and goodwill.

As part of the Offering and the Formation Transactions, we incurred  $17 million of offering costs, which are included as a reduction of additional paid-in capital on the consolidated balance sheet.  We also incurred  $3.7 million of transaction costs associated with the Formation Transactions, which are included in formation transaction costs on the consolidated statement of operations.

On May 26, 2011, we acquired an approximately 231,000 square foot manufacturing and distribution facility located in Lansing, Michigan.  The facility is 100% leased to JCIM, LLC (“JCIM”), a subsidiary of the public company, Johnson Controls, Inc. (NYSE: JCI). The purchase price of the JCIM acquisition was approximately  $14.1 million, excluding closing costs of approximately  $0.2 million, which are included in property acquisition costs on the consolidated statement of operations. The purchase was funded using cash on hand and approximately  $9.1 million of debt under our CIGNA-2 (as defined in Note 5) facility.

On June 30, 2011, we acquired an approximately 101,500 square foot manufacturing and distribution facility located in Fort Worth, Texas.  The facility is 100% leased to Ecolab, Inc. (“Ecolab”), a public company (NYSE: ECL) that engages in the development, manufacture, sale, and service of products that clean, sanitize, and promote food safety and infection prevention. The purchase price of the Ecolab acquisition was approximately  $3.6 million, excluding closing costs of approximately  $0.1 million, which are included in property acquisition costs on the consolidated statement of operations. The purchase was funded using cash on hand and approximately  $2.4 million of debt under our CIGNA-2 facility.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management. Using information available at the time the acquisition closed, we allocated the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. We may adjust the preliminary purchase price allocation after obtaining more information about asset valuations and liabilities assumed.

As of June 30, 2011, we had approximately  $4.9 million of goodwill.  Goodwill of the Company represents amounts allocated to the assembled workforce from the acquired management company.  The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The following table summarizes the allocation of the consideration paid for the acquired assets and liabilities in connection with the Formation Transactions and the acquisitions of manufacturing and distribution facilities located in Lansing, Michigan, 100% leased to JCIM, and in Fort Worth, Texas, 100% leased to Ecolab was as follows (in thousands) at the date of acquisition:

	Formation Transactions (1)	JCIM	Ecolab	Total	Weighted Average Amortization Period (years) Lease Intangibles
Land	$33,506	$501	$389	$34,396	N/A
Buildings and improvements	159,815	7,706	2,766	170,287	N/A
Tenant improvements	10,795	458	199	11,452	N/A
Above market rents	22,881	2,543	—	25,424	7.8
Below market rents	(1,066)	—	(90)	(1,156)	7.7
In place lease intangibles	35,565	2,376	248	38,189	6.4
Customer relationships	24,996	521	88	25,605	8.1
Other liabilities	(171)	—	—	(171)	N/A
Interest rate swaps	(420)	—	—	(420)	N/A
Goodwill	4,923	—	—	4,923	N/A
Above/below market assumed debt adjustment	(141)	—	—	(141)	N/A
Total aggregate purchase price	290,683	14,105	3,600	308,388
Less: Long-term liabilities assumed	(195,013)	—	—	(195,013)
Net assets acquired	$95,670	$14,105	$3,600	$113,375

(1)   Net assets acquired represent a non-cash transaction, which is provided in detail above as supplemental cash flow information.

We have included the results of operations for each of these acquired entities in our consolidated statement of operations from the date of acquisition. For the period April 20 to June 30, 2011, the acquired entities contributed  $6.4 million to total revenue and  $1.3 million to net loss (including property acquisition costs of  $327 related to the JCIM and Ecolab acquisitions).

The accompanying unaudited pro forma information for the six months ended June 30, 2011 and 2010 is presented as if the Formation Transactions and the acquisitions of the JCIM and Ecolab properties had occurred at January 1, 2010.  This unaudited pro forma information is based on the historical consolidated and combined financial statements and should be read in conjunction with the consolidated financial statements and notes thereto.  This pro forma information does not purport to represent what the actual results of operations of the Company would have been had the above occurred, nor do they purport to predict the results of operations of future periods.

	Six Months Ended June 30, 2011
Pro Forma (in thousands)	STAG Industrial, Inc.	JCIM and Ecolab(1)	Total
Total revenue	$28,387	$519	$28,906
Net income (loss)	(7,339)	304	$(7,035)
Net income (loss) attributable to the Company	$(4,856)	$201	$(4,655)

Weighted average shares outstanding			15,153,646
Net loss per share attributable to the Company			$(0.31)

	Six Months Ended June 30, 2010
Pro Forma (in thousands)	STAG Industrial, Inc.	JCIM and Ecolab(1)	Total
Total revenue	$29,980	$760	$30,740
Net income (loss)	(4,940)	542	$(4,398)
Net income (loss) attributable to the Company	$(3,268)	$359	$(2,909)

Weighted average shares outstanding			15,153,646
Net loss per share attributable to the Company			$(0.19)

(1)   Pro forma amounts reflect the results of operations had JCIM and Ecolab been acquired as of the first day of the period presented through and including the date prior to acquisition or May 25, 2011 and June 29, 2011, respectively.  Actual results from and including the date of acquisition through June 30, 2011 are included within the pro forma results of STAG Industrial, Inc. within  the tables above.

Deferred Leasing Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Deferred Leasing Intangibles

4.             Deferred Leasing Intangibles

Deferred leasing intangibles included in total assets consisted of the following (in thousands):

	June 30, 2011	December 31, 2010
In-place leases	$40,834	$11,594
Less: Accumulated amortization	(8,970)	(6,363)
In-place leases, net	31,864	5,231
Above market leases	28,130	2,705
Less: Accumulated amortization	(2,436)	(1,354)
Above market leases, net	25,694	1,351
Tenant relationships	28,890	3,285
Less: Accumulated amortization	(2,580)	(1,454)
Tenant relationships, net	26,310	1,831
Leasing commission	14,438	5,492
Less: Accumulated amortization	(3,082)	(2,398)
Lease commission, net	11,356	3,094
Total deferred leasing intangibles, net	$95,224	$11,507

Deferred leasing intangibles included in total liabilities consisted of the following (in thousands):

	June 30, 2011	December 31, 2010
Below market leases	$3,812	$2,656
Less: Accumulated amortization	(1,896)	(1,680)
Total deferred leasing intangibles, net	$1,916	$976

Amortization expense related to in-place leases, lease commissions and tenant relationships of deferred leasing intangibles was  $746 for the period January 1 to April 19, 2011,  $130 for the period April 1 to April 19, 2011,  $3,671 for the period April 20 to June 30, 2011, and  $1,256 and  $2,162 for the three and six months ended June 30, 2010, respectively. Rental income increased (decreased) by  $2 for the period January 1 to April 19, 2011,  $(2) for the period April 1 to April 19, 2011, and  $(869) for the period April 20 to June 30, 2011, related to net amortization of above (below) market leases, respectively, and  $40 and  $14 for the three and six months ended June 30, 2010, respectively.

Amortization related to deferred leasing intangibles over the next five years is as follows (in thousands):

	Estimated Net Amortization of In-Place Leases and Tenant Relationships	Net Decrease (Increase) to Rental Revenue Related to Above and Below Market Leases
Remainder of 2011	$7,571	$1,808
2012	13,288	3,562
2013	10,295	3,456
2014	9,181	3,125
2015	7,428	2,927

3. Deferred Leasing Intangibles

        Deferred leasing intangibles included in total assets consist of the following:

	December 31,
	2010	2009
In-place leases	$11,594	$13,217
Lease: Accumulated amortization	(6,363)	(6,096)

In-place leases, net	5,231	7,121

Above market leases	2,705	3,568
Less: Accumulated amortization	(1,354)	(1,730)

Above market leases, net	1,351	1,838

Tenant relationships	3,285	3,908
Less: Accumulated amortization	(1,454)	(1,258)

Tenant relationships, net	1,831	2,650

Lease commission	5,492	5,939
Less: Accumulated amortization	(2,398)	(2,030)

Lease commission, net	3,094	3,909

Total deferred leasing intangibles, net	$11,507	$15,518

        Deferred leasing intangibles included in our total liabilities consist of the following:

	December 31,
	2010	2009
Below market leases	$2,656	$2,880
Less: Accumulated amortization	(1,680)	(1,383)

Total deferred leasing intangibles, net	$976	$1,497

        The decrease in total deferred lease intangibles, net relates to tenant lease expirations and lease terminations. It is STAG Predecessor Group's policy to write off the deferred lease intangibles when a lease expires or a tenant's lease is terminated in the period which the expirations or termination occurred.

        Amortization expense related to in-place leases, lease commissions and tenant relationships of deferred leasing intangibles was  $3,524,  $4,126 and  $5,427 for the years ended December 31, 2010, 2009 and 2008, respectively. Rental income increased (decreased) by  $34, ( $284), and  $563 related to net amortization of above (below) market leases for the years ended December 31, 2010, 2009 and 2008, respectively.

        Amortization related to deferred leasing intangibles over the next five years is as follows:

	Estimated Net Amortization of In-Place Leases and Tenant Relationships	Net Decrease (Increase) to Rental Revenue Related to Above and Below Market Leases
2011	$2,302	$38
2012	1,795	108
2013	1,246	118
2014	911	14
2015	743	(14)

Debt	6 Months Ended
Jun. 30, 2011
Debt

5.             Debt

Payments on mortgage notes are generally due in monthly installments of principal amortization and interest. A summary of mortgage notes payable as of June 30, 2011 and December 31, 2010 follows (in thousands):

Loan	Interest Rate (1)	Principal outstanding as of June 30, 2011	Principal outstanding as of December 31, 2010	Current Maturity
Anglo Irish Master Loan - Variable Amount	N/A	$—	$10,954	N/A
Anglo Irish Master Loan - Fixed Amount	5.165%	140,688	157,815	Oct-31-2013
Anglo Irish Bridge Loan	N/A	—	34,397	N/A
CIGNA-1	6.50%	60,714	—	Feb-1-2018
CIGNA-2.	5.75%	45,943	—	Feb-1-2018
CIBC, Inc.	7.05%	8,525	—	Aug-1-2027
Credit Facility	Libor + 3.00%	—	—	Apr-20-2014
		$255,870	$203,166

(1)   Current interest rate as of June 30, 2011.  At June 30, 2011, the one-month LIBOR rate was 0.186%.

The Company is party to a master loan agreement with Anglo Irish Bank Corporation Limited (“Anglo Irish”). As of June 30, 2011 and December 31, 2010, the outstanding balance under this loan agreement was  $140,688 and  $168,769, respectively.  As part of the Formation Transactions, the maturity date of the Anglo Irish master loan was extended from January 2012 to October 2013.  The Company was also party to a bridge loan agreement with Anglo Irish.  As of June 30, 2011 and December 31, 2010, the outstanding balance under this bridge loan agreement was  $0 and  $34,397, respectively.  Upon the Formation Transactions, approximately  $4.8 million of the bridge loan related to three vacant properties in Fund III (the “Option Properties”) was assumed and paid in full with Offering proceeds.  Upon approval of our independent directors, we will have the right to acquire any of the Option Properties individually at fair market value.  The Company also made a partial paydown of the Anglo Irish master loan in the amount of  $26.4 million.

Upon consummation of the Formation Transactions, the Company assumed the following debt:

·      a note under the loan from Connecticut General Life Insurance Company (“CIGNA”) with an estimated outstanding balance of approximately  $60.7 million and an interest rate of 6.50% per annum, secured by certain properties formerly owned by STAG GI, scheduled to mature on February 1, 2018 (“CIGNA-1”);

·      a note under the loan from CIGNA with an estimated outstanding balance of approximately  $34.6 million and an interest rate of 5.75% per annum, secured by certain properties formerly owned by STAG GI, scheduled to mature on February 1, 2018 (which had approximately  $30.4 million in borrowing capacity remaining upon consummation of the Formation Transactions) (“CIGNA-2”); and

·      a note from CIBC, Inc. with an estimated outstanding balance of  $8.5 million and an interest rate of 7.05% per annum, secured by a property formerly owned by STAG GI, scheduled to mature on August 1, 2027. The interest rate increases to the greater of 9.05% and the treasury rate as of August 1, 2012 plus 2% beginning in August 2012 and continues through maturity but is prepayable at par on August 31, 2012.

Concurrent with the Formation Transactions, borrowings in the amount of approximately  $11.0 million were drawn under the credit facility and subsequently paid down during the period ended June 30, 2011.

Pursuant to the provisions of ASC 805, the assumed notes were recorded at fair value.  The carrying values of all debt assumed (for purposes of clarity, excluding Predecessor debt) approximated fair value with the exception of the note from CIBC, Inc. for which a fair value premium of approximately  $141 was recorded.

The Company borrowed against the CIGNA-2 facility in the amount of  $9.1 million for the purchase of the JCIM asset and in the amount of  $2.4 million for the Ecolab asset discussed in Note 3, leaving an outstanding borrowing capacity of approximately  $19 million as of June 30, 2011.

The credit facility is secured by, among other things, 19 mortgages granted by various indirect subsidiaries of our Operating Partnership. The credit facility has an accordion feature that allows us to request an increase in the total commitments of up to  $100 million to  $200 million.  The interest rate on the credit facility varies depending upon our consolidated debt to total asset value ratio.  As of June 30, 2011 the interest rate for our credit facility is LIBOR plus 3.00%.  During the quarter, with proceeds from the underwriters’ exercise of their overallotment option, the Company paid down the borrowings in full under the credit facility.  The Company currently pays an unused commitment fee equal to 0.50% of the unused portion of the credit facility.  During the period April 20 to June 30, 2011, the Company incurred  $94 in unused fees, which are included in interest expense on the consolidated statement of operations.  The Company incurred  $1.8 million of costs related to the credit facility, which is included in deferred financing fees, net on the consolidated balance sheet.

The Anglo Irish master loan, Anglo Irish bridge loan, the CIGNA-1 and the CIGNA-2 facilities, the CIBC loan and the credit facility are secured by the specific properties financed under the loans and a first priority collateral assignment of the specific leases and rents. The Anglo Irish master loan, CIGNA-1 and the CIGNA-2 facilities, and credit facility are subject to certain financial covenants. The Company was in compliance with all financial covenants as of June 30, 2011 and the Predecessor was in compliance with all applicable financial covenants as of December 31, 2010.

The fair value of the Company’s debt was determined by discounting the future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings for loans with similar remaining maturities and similar loan-to-value ratios. The following table presents the aggregate carrying value of the Company’s debt and the corresponding estimate of fair value as of June 30, 2011 and December 31, 2010 (in thousands):

June 30, 2011		December 31, 2010
Carrying Amount	Fair Value	Carrying Amount	Fair Value
$255,870	$255,354	$203,166	$200,866

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity

7.             Shareholders’ Equity

Common Stock

At December 31, 2010, STAG Industrial, Inc. had 110 shares of common stock outstanding at a par value of  $0.01.  The shares were redeemed concurrently with the Formation Transactions.  On April 20, 2011, we completed the Offering of our common stock.  The Offering resulted in the sale of 13,750,000 shares of our common stock at a price of  $13.00 per share. The Company received net proceeds of  $166.3 million, reflecting gross proceeds of  $178.8 million, net of underwriting fees of  $12.5 million. We incurred formation transaction costs and offering costs of  $6.4 million.  On May 13, 2011, the underwriters of the Company’s Offering exercised their option to purchase an additional 2,062,500 shares of common stock at  $13.00 per share, generating an additional  $26.8 million of gross proceeds and  $25 million in net proceeds after the underwriters’ discount and offering costs. The total gross proceeds to the Company from the Offering and the exercise of the overallotment option resulted in approximately  $205.6 million.  Total underwriters’ discounts, commissions and offering costs of  $17.0 million are reflected as a reduction to additional paid-in capital in the consolidated balance sheet of the Company. Total formation transaction costs incurred and paid were  $3.7 million.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock at a par value of  $0.01 per share.  At June 30, 2011, there were no shares of preferred stock issued or outstanding.

Restricted Stock-Based Compensation

Concurrently with the closing of the Offering, we made grants of restricted shares of our common stock to certain employees of the Company.  These awards were made pursuant to our 2011 Equity Incentive Plan (the “2011 Plan”).  At such time, we granted to such employees a total of 80,809 restricted shares that are subject to time-based vesting with a fair value of  $1.0 million.  The awards subject to time-based vesting will vest, subject to the recipient’s continued employment, in five equal installments on each anniversary of the date of grant.  Holders of restricted stock have voting rights and rights to receive dividends. Restricted stock may not be sold, assigned, transferred, pledged or otherwise disposed of and is subject to a risk of forfeiture prior to the expiration of the applicable vesting period. The restricted stock fair value on the date of grant is amortized on a straight-line basis as stock-based compensation expense over the service period during which term the stock fully vests.

None of the restricted shares were vested as of June 30, 2011.  We recognize non-cash compensation expense ratably over the vesting period, and accordingly, we recognized  $39 in non-cash compensation expense for the period April 20 to June 30, 2011.  We recognized zero non-cash compensation expense for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011.  Unrecognized compensation expense for the remaining life of the award was  $0.9 million. As of June 30, 2011, there were no forfeitures of restricted shares.

All of our directors have elected to receive common shares in lieu of cash for their fees for serving as members and/or chairmen of various committees for the period ended June 30, 2011 and for the remaining quarters of 2011.

3. Shareholders' Equity

        From the date of inception, the Company has issued 110 common shares for  $2,200 in two separate transactions with related parties. The Company has authorized the issuance of 10,000,000 shares of preferred stock at  $0.01 par value per share. Upon completion of the Formation Transactions, the 110 common shares were redeemed. There are currently no preferred shares issued or outstanding.

Noncontrolling Interest	6 Months Ended
Jun. 30, 2011
Noncontrolling Interest

8.             Noncontrolling Interest

Noncontrolling Common Units

Noncontrolling interests in our Operating Partnership are interests in the Operating Partnership that are not owned by us. Noncontrolling interests consisted of 7,590,000 common units (the “noncontrolling common units”) and LTIP units of 200,441, which in total represented approximately 32.89% of the ownership interests in our Operating Partnership at June 30, 2011.  The noncontrolling common units were issued at fair value at the time of the Formation Transactions for an issuance price of  $13.00 per common unit. Common units and shares of our common stock have essentially the same economic characteristics in that common units and shares of our common stock share equally in the total net income or loss distributions of our Operating Partnership. Investors who own common units have the right to cause our Operating Partnership to redeem any or all of their common units for cash equal to the then-current market value of one share of our common stock, or, at our election, shares of our common stock on a one-for-one basis.  All common units will receive the same quarterly distribution as the per share dividends on common stock.

Upon a material equity transaction in the operating partnership which results in an accretion of the member’s capital account to the economic value equivalent of the common units, LTIP units will be converted to common units.  As of June 30, 2011, none of the vested LTIP units met the aforementioned criteria.

The Company periodically adjusts the carrying value of noncontrolling interest to reflect its share of the book value of the Operating Partnership. Such adjustments are recorded to additional paid in capital as a reallocation of noncontrolling interest in the accompanying consolidated statements of equity.

LTIP Units

Pursuant to the 2011 Plan, we may grant LTIP units in the Operating Partnership. LTIP units, which we grant either as free-standing awards or together with other awards under the 2011 Plan, are valued by reference to the value of our common stock, and are subject to such conditions and restrictions as our compensation committee may determine, including continued employment or service, computation of financial metrics and achievement of pre-established performance goals and objectives.  Vested LTIP units can be converted to common units in the Operating Partnership on a one-for-one basis.  All LTIP units, whether vested or not, will receive the same quarterly per unit distributions as common units, which equal per share dividends on common stock.

Concurrently with the closing of the Offering, we made grants of LTIP units to certain senior executive officers pursuant to the terms of their employment agreements. These awards were made pursuant to our 2011 Plan.  At such time, we granted to such executive officers a total of 159,046 LTIP units.  We also granted our non-employee, independent directors a total of 41,395 LTIP units pursuant to the 2011 Plan.

On April 20, 2011, a total of 200,441 LTIP units were granted to certain senior executives and non-employee, independent directors, which vest quarterly over five years, with the first vesting date being June 30, 2011. As of June 30, 2011, there were not forfeitures of LTIP units.  The total fair value of the LTIP units was approximately  $2.3 million at the date of grant, which was determined by a lattice binomial option-pricing model based on a Monte Carlo simulation using a volatility factor of 50% and a risk-free interest rate of 3.40%.  10,022 LTIP units were vested June 30, 2011.  We recognized  $0.1 million in non-cash compensation expense for the period April 20 to June 30, 2011. We recognized zero non-cash compensation expense for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011.  Unrecognized compensation expense was  $2.2 million.

Earnings Per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share

9.             Earnings Per Share

We use the two-class method of computing earnings per common share, which is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Under the two-class method, earnings per common share are computed by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of common shares outstanding for the period.

A participating security is defined by GAAP as an unvested stock-based payment award containing non-forfeitable rights to dividends and must be included in the computation of earnings per share pursuant to the two-class method.  Nonvested restricted stock and LTIP units are considered participating securities as these share-based awards contain non-forfeitable rights to dividends irrespective of whether the awards ultimately vest or expire.  During the period from April 20 to June 30, 2011, there were 80,809 and 190,419 unvested restricted stock shares and unvested LTIP units, respectively, that were considered participating securities, which were not dilutive.

The following tables set forth the computation of basic and diluted earnings per common share for the period April 20 to June 30, 2011 (in thousands, except per share amounts).

STAG Industrial, Inc. Period from April 20 to June 30
2011
Numerator
Net loss attributable to the Company	$(3,903)

Denominator
Weighted average common shares outstanding — basic and diluted	15,153,646

Earnings per Common Share — Basic and Diluted	$(0.26)

Earnings per share is not presented for the periods April 1 to April 19, 2011, January 1 to April 19, 2011, and the three and six months ended June 30, 2010 as the Offering did not occur until April 20, 2011.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Commitments and Contingencies

10.          Commitments and Contingencies

The Company is subject to various legal proceedings and claims that arise in the ordinary course of business. These matters are generally covered by insurance subject to deductible requirements. Management believes that the ultimate settlement of these actions will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

7. Commitments and Contingencies

        STAG Predecessor Group is subject to various legal proceedings and claims that arise in the ordinary course of business. These matters are generally covered by insurance subject to deductible requirements. Management believes that the ultimate settlement of these actions will not have a material adverse effect on STAG Predecessor Group's financial position, results of operations or cash flows.

Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Concentrations of Credit Risk

11.          Concentrations of Credit Risk

Concentrations of credit risk arise when a number of tenants related to the Company’s investments or rental operations are engaged in similar business activities, are located in the same geographic region, or have similar economic features that would cause their inability to meet contractual obligations, including those to the Company, to be similarly affected. The Company regularly monitors its tenant base to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified and does not contain any unusual concentration of credit risk. No tenant accounted for more than 7.6% of the Predecessor’s base rents for the period January 1, to April 19, 2011, and no tenant accounted for more than 4.8% of the Company’s base rents for the period April 20 to June 30, 2011.  Recent developments in the general economy and the global credit markets have had a significant adverse effect on companies in numerous industries. The Company has tenants concentrated in various industries that may be experiencing adverse effects from the current economic conditions and the Company could be adversely affected if such tenants go into default on their leases.

8. Concentrations of Credit Risk

        Concentrations of credit risk arise when a number of tenants related to STAG Predecessor Group's investments or rental operations are engaged in similar business activities, are located in the same geographic region, or have similar economic features that would cause their inability to meet contractual obligations, including those to STAG Predecessor Group, to be similarly affected. STAG Predecessor Group regularly monitors its tenant base to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified and does not contain any unusual concentration of credit risk. No tenant accounted for 5% or more of STAG Predecessor Group's rents during 2010, 2009, 2008. Recent developments in the general economy and the global credit markets have had a significant adverse effect on companies in numerous industries. STAG Predecessor Group has tenants concentrated in various industries that may be experiencing adverse effects from the current economic conditions and STAG Predecessor Group could be adversely affected if such tenants go into default on their leases.

Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Related-Party Transactions

12.          Related-Party Transactions

On January 31, 2009, STAG Predecessor Group entered into a  $4,384 loan agreement with NED Credit, Inc. (a related party). The note had an original maturity date of January 31, 2012 and was interest only through the maturity date, at which time all unpaid principal and interest was due. The borrowing rate was variable and calculated based on the applicable LIBOR rate plus 12.50%. The loan is classified as notes payable to related party on the balance sheets. In March 2011, the loan was increased by  $789 to  $5,173.  The Company assumed approximately  $0.6 million of the loan to NED Credit, Inc. related to the Option Properties in the Formation Transactions.  STAG Predecessor Group expensed  $35 and  $183 in interest expense related to this note payable for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and expensed  $149 and  $290 for the three and six months ended June 30, 2010, respectively. As of June 30, 2011 and December 31, 2010, the Company had  $0 and  $331, respectively, in accrued and unpaid interest expense which has been included in accounts payable, accrued expenses and other liabilities on the balance sheets.   The principal balance and all accrued interest on this loan were paid in full with Offering proceeds on April 20, 2011.

As discussed in Note 5, approximately  $4.8 million of the bridge loan related to the Option Properties was assumed and paid in full in the Formation Transactions.

On June 6, 2007, STAG Predecessor Group entered into a loan guarantee agreement with an affiliate of NED Credit Inc. The loan guarantee was for the Anglo Irish bridge loan dated August 11, 2006 and amended on June 6, 2007. STAG Predecessor Group agreed to pay the guarantor an annual fee for the guarantor’s provision of the guaranty in an amount equal to nine percent (9.0%) per annum of the outstanding balance of the bridge loan. The Company expensed  $158 and  $919 in such guarantee fees, which are included in interest expense in the income statements, for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and  expensed  $793 and  $1,582 in such guarantee fees for the three and six months ended June 30, 2010, respectively.   As of June 30, 2011 and December 31, 2010, the Company had  $0 and  $3,502, respectively, in accrued and unpaid bridge loan guarantee fees included as due to related parties on the consolidated balance sheets.

Prior to the Offering, STAG Predecessor Group was obligated to pay asset management fees to STAG Capital Partners, LLC and STAG Capital Partners III, LLC (together, the “Management Company”) in consideration of the Management Company’s agreement that it provide reasonable and customary advisory and asset management services to STAG Predecessor Group. STAG Predecessor Group expensed  $31 and  $179 in such asset management fees for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and  $150 and  $297 for the three and six months ended June 30, 2010, respectively. As of June 30, 2011 and December 31, 2010, the Company had  $0 and,  $151, respectively, in accrued and unpaid asset management fees, which have been included in amounts due to related parties on the balance sheets.  Subsequent to the Formation Transactions, we will no longer incur asset management fees to the Management Company.

As part of the Formation Transactions, the Company formed a new management company, STAG Industrial Management, LLC (the “Manager”), which is a subsidiary of the REIT.  The Manager is performing certain asset management services for STAG Investments II, LLC (“Fund II”), an affiliated private, fully-invested fund that owns 86 properties, with approximately 13.1 million rentable square feet.  The Manager is paid an annual asset management fee based on the equity investment in the Fund II assets, which will initially equal 0.94% of the equity investment and may increase up to 1.25% of the equity investment, to the extent assets are sold and the total remaining equity investment is reduced.

While most of the real estate assets of STAG Investments III, LLC (“Fund III”) comprise the assets of the STAG Predecessor Group, Fund III retained ownership of the Option Properties. The Manager has entered into a services agreement with Fund III pursuant to which it will manage the Option Properties for an annual fee of  $30,000 per property, and will provide the limited administrative services (including preparation of reports for the Fund III lender and investors, bookkeeping, tax and accounting services) that Fund III will require until its liquidation, for an annual fee of  $20,000.

STAG Investments IV, LLC (“Fund IV”), as part of the STAG Contribution Group, contributed all of its real estate assets to the Company.  The Manager has entered into a services agreement with Fund IV pursuant to which it will provide the limited administrative services (including preparation of reports for the Fund IV investors, bookkeeping, tax and accounting services) that Fund IV will require until its liquidation for an annual fee of  $20,000.

The due from related parties in the amount of  $737 and the due to related parties in the amount of  $746 relates to the final prorations calculated in relation to the Formation Transactions and not received or paid, respectively, at June 30, 2011.  Both amounts were settled in July 2011.

10. Related-Party Transactions

        On January 31, 2009, STAG Predecessor Group entered into a  $4,384 loan agreement with NED Credit, Inc. (a related party). The note has an original maturity date of January 31, 2012 and is interest only through the maturity date, at which time all unpaid principal and interest due. The borrowing rate is variable and calculated based on the applicable LIBOR rate plus 12.50%. In the event of default, all outstanding amounts shall bear interest at the applicable LIBOR rate plus 16.50%. The loan is classified as notes payable to related party on the combined balance sheets. STAG Predecessor Group expensed  $569 and  $521 in interest expense related to this note payable for the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had  $331 and  $375, respectively, in accrued and unpaid interest expense which has been included in accounts payable, accrued expenses and other liabilities on the combined balance sheets.

        On June 6, 2007, STAG Predecessor Group entered into a loan guarantee agreement with an affiliate of NED Credit Inc. (related party). The loan guarantee is for the Anglo Irish Bank bridge loan dated August 11, 2006 and amended on June 6, 2007. STAG Predecessor Group agreed to pay the guarantor an annual fee for the guarantor's provision of the guaranty in an amount equal to nine per cent (9.0%) per annum of the outstanding balance of the bridge loan. STAG Predecessor Group expensed  $3,129,  $3,241 and  $3,389 in such guarantee fees for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had  $3,501 and  $425, respectively, in accrued and unpaid bridge loan guarantee fees included in due to related parties on the combined balance sheets.

        STAG Predecessor Group is obligated to pay asset management fees to STAG Capital Partners, LLC and STAG Capital Partners III, LLC (collectively the "Manager") in consideration of the Manager's agreement that it shall provide reasonable and customary advisory and asset management services to STAG Predecessor Group. The management fee is payable quarterly in arrears on the first business day of each succeeding calendar quarter. Each quarterly installment of the management fee is equal to 1/4 of one-quarter of one percent (0.0625%) of the aggregate acquisition costs of all investments of STAG Predecessor Group, with the acquisition costs of investments made or sold during such quarter calculated on a weighted average basis according to the point during the quarter when such investments were made or sold.

        STAG Predecessor Group expensed  $600,  $600 and  $610 in such asset management fees for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had  $151 and,  $172, respectively, in accrued and unpaid asset management fees, which have been included in amounts due to related parties on the combined balance sheets.

        STAG Predecessor Group is obligated to reimburse certain expenses related to STAG Predecessor Group's operations incurred by the Manager (or its designated Affiliate). STAG Predecessor Group expensed  $12,  $82 and  $86 in legal costs incurred by the Manager for the years ended December 31, 2010, 2009 and 2008, respectively.

        STAG Predecessor Group was required to pay acquisition service fees to the Manager upon the acquisition of properties, in an amount of 1% of the Gross Acquisition Price of such property (as defined in the Operating Agreement). No acquisitions were made in 2010, 2009 or 2008.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

13.          Subsequent Events

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”).  No significant recognized subsequent events were noted.  The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“non-recognized subsequent events”).

The following non-recognized subsequent events are noted:

On July 8, 2011, we entered into a partial lease termination agreement with the tenant of two facilities, one located in Youngstown, OH and the other in Bardstown, KY.  The agreement provides that the Youngstown lease terminates effective July 31, 2011 and requires the tenant to pay a termination fee of  $1.95 million, which amount is in excess of three years base rent.

On July 8, 2011, we entered into a  $65.0 million loan with CIGNA with an interest rate of 5.88% per annum, secured by certain properties not yet acquired, scheduled to mature on the eighth anniversary of the first draw on the loan (“CIGNA-3”).

On July 15, 2011, we paid the second quarter dividend of  $0.26 per share to all stockholders of record on June 30, 2011 pro-rated to  $0.2057 per share for the portion of the quarter the Company was public.

On July 15, 2011, we issued 3,281 shares of common stock, with a fair value of  $41 for director’s compensation.  The awards were fully vested at grant.  All of our directors elected to receive common shares in lieu of cash for their fees for serving as members and/or chairmen of various committees for the period ended June 30, 2011 and for the remaining quarters of 2011.

On July 18, 2011, we borrowed  $13.5 million under the credit facility for acquisitions of real estate assets and other corporate purposes.

On July 19, 2011, we acquired an approximately 420,690 square foot manufacturing and distribution facility located in Portland, Oregon.  The facility is 52% leased to Unisource Worldwide, Inc., and 48% leased to Benson Industries, LLC.  The purchase price of the acquisition was approximately  $14.3 million, excluding closing costs.  The purchase was funded using cash on hand and proceeds from our credit facility.

On July 28, 2011, we acquired an approximately 305,550 square foot manufacturing and distribution facility located in Hazelwood, Missouri.  The facility is 100% leased to Cott Beverages, Inc.  The purchase price of the acquisition was approximately  $10.7 million, excluding closing costs.  The purchase was funded by assuming existing debt of approximately  $7.2 million and by using cash on hand.

On August 4, 2011, we acquired an approximately 200,000 square foot warehouse and distribution facility located in Norton, Massachusetts.  The facility is 100% leased to Plantation Products LLC.  The purchase price of the acquisition was approximately  $11.0 million, excluding closing costs.  The purchase was funded by assuming existing debt of  $6.2 million and by using cash on hand.

For the acquisitions subsequent to June 30, 2011 as mentioned above, management has not finalized the acquisition accounting.

4. Subsequent Events

        STAG Industrial, Inc. has evaluated the events and transactions that have occurred through February 15, 2011 and noted no additional items requiring adjustment to the consolidated balance sheets or additional disclosure.

STAG Predecessor Group
Subsequent Events

11. Subsequent Events

        STAG Predecessor Group has evaluated the events and transactions that have occurred through February 15, 2011, the date the financial statements were available to be issued, and noted no items requiring adjustment of the financial statements or additional disclosure.

Mortgage Notes Payable (Predecessor) (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Mortgage Notes Payable

4. Mortgage Notes Payable

        Payments on mortgage notes are generally due in monthly installments of principal amortization and interest. A summary of mortgage notes payable as of December 31, 2010 and 2009 follows:

Loan	Principal outstanding as of December 31, 2010	Principal outstanding as of December 31, 2009	Maturity
Anglo Irish Variable Amount	$10,954	$14,745	Jan-31-2012
Anglo Irish Fixed Amount	157,815	157,815	Jan-31-2012
Anglo Irish Bridge Loan	34,397	35,188	Jan-31-2012

	$203,166	$207,748

        STAG Predecessor Group is party to a master loan agreement with Anglo Irish Bank. The agreement had an original maturity date of August 10, 2009. According to the original loan agreement, all loans under the loan agreement were interest only through the maturity date, at which time all unpaid principal and interest was scheduled to be due. The borrowing rate was variable and calculated based on the applicable LIBOR rate plus 1.75%.

        In January 2009 the terms of the master loan agreement were amended. The current terms stipulate that interest and principal payments are to be made monthly based on a 25-year amortization schedule. The loan also requires a capital improvement escrow to be funded monthly in an amount equal to the difference between the payments required under the 25-year amortizing loan and a 20-year amortizing loan. Additionally, a  $4,384 principal payment was made on the loan prior to commencing monthly principal payments. The maturity date was extended to January 31, 2012. Notwithstanding the interest rate swap transactions discussed below, the borrowing rate is variable and calculated based on the applicable LIBOR rate plus 3.00%. As of December 31, 2010 and 2009, the outstanding balance under this loan agreement was  $168,769 and  $172,560, respectively. The LIBOR rate as of December 31, 2010 and December 31, 2009 was 0.26% and 0.24%, respectively.

        On May 1, 2008 STAG Predecessor Group entered into an  $87,678 notional amount interest rate swap transaction with Anglo Irish Bank. STAG Predecessor Group swapped  $87,678 of the outstanding debt under the loan agreement to a fixed rate of 3.055%. The swap terminated on August 11, 2009.

        On February 5, 2009 STAG Predecessor Group entered into a forward swap agreement with Anglo Irish Bank. The terms of this agreement stipulated that on August 11, 2009,  $157,815 of the outstanding debt under this loan agreement converted to a fixed rate of 2.165% plus the loan spread of 3.00% (5.165%). The swap terminates on January 31, 2012.

        STAG Predecessor Group is also party to a bridge loan agreement with Anglo Irish Bank. The loan agreement had an original maturity date of December 31, 2007. The original terms stipulated that the loan was interest only through the maturity date, at which time all unpaid principal and interest was to be due. The borrowing rate was variable and calculated based on the applicable Libor rate plus 3.00%.

        In January 2009 the terms of the bridge loan agreement were amended. The current terms stipulate that interest and principal payments are to be made monthly based on a 25-year amortization schedule. The loan also requires a capital improvement escrow to be funded monthly in an amount equal to the difference between the payments required under the 25-year amortizing loan and a 20-year amortizing loan. The maturity date of the bridge loan was extended to January 31, 2012. The current borrowing rate is variable and calculated based on the applicable LIBOR rate plus 4.25%. As of December 31, 2010 and 2009 the outstanding balance under this loan agreement was  $34,397 and  $35,188, respectively.

        The master loan and bridge loan are both collateralized by the specific properties financed under the loans and a first priority collateral assignment of the specific leases and rents. The bridge loan is also subject to a collective, joint and several repayment guaranty by two individual related parties of STAG Predecessor Group. These loans are subject to certain financial covenants. STAG Predecessor Group was in compliance with all financial covenants as of December 31, 2010 and 2009. Management continuously monitors the STAG Predecessor Group's current and anticipated compliance with the covenants. While STAG Predecessor Group currently believes it will remain in compliance with its covenants, in the event of a continued slow-down or continued crisis in the credit markets, the STAG Predecessor Group may not be able to remain in compliance with such covenants. In these events, if the lender would not provide a waiver, it would result in an event of default.

        Annual principal payments due under mortgage notes over the next 5 years are as follows:

2011	$4,807
2012	198,359
2013	—
2014	—
2015	—

Total	$203,166

        For purposes of financial reporting disclosures, STAG Predecessor Group calculates the fair value of mortgage notes payable. The fair values of STAG Predecessor Group's mortgage notes payable were determined by discounting the future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings for loans with similar remaining maturities and similar loan-to-value ratios. The following table presents the aggregate carrying value of STAG Predecessor Group's mortgage notes payable and STAG Predecessor Group's corresponding estimate of fair value as of December 31, 2010 and 2009:

December 31, 2010		December 31, 2009
Carrying Amount	Fair Value	Carrying Amount	Fair Value
$203,166	$200,866	$207,748	$203,998

Use of Derivative Financial Instruments (Predecessor)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Use of Derivative Financial Instruments

6.             Use of Derivative Financial Instruments

The Company’s use of derivative instruments is limited to the utilization of interest rate swaps to manage interest rate risk exposures and not for speculative purposes. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company’s operating and financial structure, as well as to hedge specific transactions.

STAG Predecessor Group entered into an interest rate swap to hedge against interest rate risk on its variable rate loan with Anglo Irish, which is part of the debt contributed to the Company.  In connection with the Formation Transactions, the Company assumed and terminated an interest rate swap for  $0.3 million with Citizens Bank, N.A. with a notional amount of  $45.0 million.  The Company also assumed a swap with Bank of America with a notional amount of  $31.0 million and terms to receive LIBOR and pay 1.67%, with an expiration date of August 1, 2011.  This swap was secured under our credit facility.  A summary of the fair values of interest rate swaps outstanding as of June 30, 2011 and December 31, 2010 is as follows (in thousands):

	Notional Amount June 30, 2011	Fair Value June 30, 2011	Fair Value December 31, 2010
Anglo Irish Master Loan Swap	$141,000	$(1,816)	$(3,277)
Bank of America	31,000	(77)	—

The Company adopted the fair value measurement provisions for its interest rate swaps recorded at fair value. The guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.  As of June 30, 2011 and December 31, 2010, the Company applied the provisions of this standard to the valuation of its interest rate swaps, which are the only financial instruments measured at fair value on a recurring basis.

The Company recognized gains relating to the change in fair market value of its interest rate swaps of  $177,  $762, and  $500 for the period April 1 to April 19, 2011, the period January 1 to April 19, 2011, and the period April 20 to June 30, 2011, respectively. The Company recognized losses relating to the change in fair market value of its interest rate swaps of  $346 and  $935 for the three and six months ended June 30, 2010, respectively.

The following sets forth the Company’s financial instruments that are accounted for at fair value on a recurring basis as of June 30, 2011 and December 31, 2010 (in thousands):

		Fair Market Measurements as of June 30, 2011 Using:
	June 30, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swaps	$(1,893)	—	$(1,893)	—

		Fair Market Measurements as of December 31, 2010 Using:
	December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$(3,277)	—	$(3,277)	—

5. Use of Derivative Financial Instruments

        STAG Predecessor Group's use of derivative instruments is limited to the utilization of interest rate agreements to manage interest rate risk exposures and not for speculative purposes. The principal objective of such arrangements is to minimize the risks and/or costs associated with STAG Predecessor Group's operating and financial structure, as well as to hedge specific transactions.

        A summary of the fair values of interest rate swaps outstanding as of December 31, 2010 and 2009 is as follows:

	Notional Amount	Fair Value December 31, 2010	Fair Value December 31, 2009
Anglo Master Loan Swap	$157,815	$(3,277)	$(2,995)

        STAG Predecessor Group adopted the fair value measurement provisions as of January 1, 2008 for its interest rate swaps recorded at fair value. The new guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. As of December 31, 2010 and 2009, STAG Predecessor Group applied the provisions of this standard to the valuation of its interest rate swaps, which are the only financial instruments measured at fair value on a recurring basis.

        During the years ended December 31, 2010, 2009 and 2008, STAG Predecessor Group recognized losses relating to the change in fair market value of its interest rate swaps of  $282,  $1,720 and  $1,275, respectively.

        The following sets forth STAG Predecessor Group's financial instruments that are accounted for at fair value on a recurring basis as of December 31, 2010 and 2009:

		Fair Value Measurements as of December 31, 2010 Using:
	December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$3,277	—	$3,277	—

		Fair Value Measurements as of December 31, 2009 Using:
	December 31, 2009	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap	$2,995	—	$2,995	—

Minimum Future Rental Revenue (Predecessor) (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Minimum Future Rental Revenue

6. Minimum Future Rental Revenue

        STAG Predecessor Group leases space to tenants primarily under non-cancelable operating leases, which generally contain provisions for a base rent plus reimbursement for certain operating expenses.

        Future minimum base rentals on non-cancelable operating leases as of December 31, 2010, are as follows:

2011	$21,447
2012	18,510
2013	14,160
2014	11,030
2015	9,633

        The above future minimum lease payments exclude tenant reimbursements, amortization of deferred rent receivables and above/below-market lease intangibles. Some leases are subject to termination options. In general, these leases provide for termination payments should the termination options be exercised. The above table is prepared assuming such options are not exercised.

Impairment Charges (Predecessor) (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Impairment Charges

9. Impairment Charges

        STAG Predecessor Group adopted the fair value measurement provisions as of January 1, 2008 for the impairment of long-lived assets recorded at fair value. In connection with the periodic review of the carrying values of STAG Predecessor Group's properties, STAG Predecessor Group determined during the year ended December 31, 2008 that an impairment loss in the amount of  $3,728 should be recorded for STAG Predecessor Group's property located in Daytona Beach, Florida. The determination that an impairment loss should be recorded was made as a result of a tenant default and subsequent vacancy.

        The following table presents information about STAG Predecessor Group's impairment charge and fair market value of the asset which was measured in accordance with GAAP for the year ended December 31, 2008. The table indicates the fair value hierarchy of the valuation techniques STAG Predecessor Group utilized to determine fair value. Fair value was determined by estimating the future cash flows from the property discounted to the present value using a discount rate commensurate with the risks involved in those cash flows.

		Fair Value Measurements as of December 31, 2008 Using:
	December 31, 2008	Quoted in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment Charge
Daytona Beach, FL property	$1,883	$—	$—	$1,883	$(3,728)

Schedule III-Real Estate and Accumulated Depreciation (STAG Predecessor Group)	12 Months Ended
Dec. 31, 2010
STAG Predecessor Group
Real Estate and Accumulated Depreciation

STAG Predecessor Group

Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2010

(dollars in thousands)

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

					Costs Capitalized Subsequent to Acquisition and Valuation Provision	Gross Amount Carried at Close of Period 12/31/10
			Initial Cost
						Building and Improvements			Accumulated Depreciation 12/31/10	Year Acquired
Building Address	City/State	Encumbrances	Building	Land			Land	Total
1515 East State Road 8	Albion, IN	9,118	8,245	1,065	—	8,245	1,065	9,310	813	2006
37 Hunt Road	Amesbury, MA	5,126	3,523	1,022	—	3,523	1,022	4,545	286	2007
2111 N. Sandra Street	Appleton, WI	4,509	3,916	495	333	4,249	495	4,744	464	2007
3311 Pinewood Drive	Arlington, TX	2,820	2,455	413	—	2,455	413	2,868	242	2007
365 McClurg Road	Boardman, OH	3,840	3,482	282	596	4,078	282	4,360	304	2007
8401 Southern Blvd	Boardman, OH	2,026	1,980	192	—	1,980	192	2,172	157	2007
818 Mulberry Street	Canton, OH	5,871	5,078	586	85	5,163	586	5,749	501	2007
50501/50371/50271/50900 E. Russell Schmidt	Chesterfield, MI	9,588	8,073	1,449	604	8,677	1,449	10,126	1,082	2007
1011 Glendale Milford Road	Cincinnati, OH	5,222	5,172	384	31	5,203	384	5,587	485	2007
4646 Needmore Road	Dayton, OH	4,056	3,650	391	—	3,650	391	4,041	596	2007
530 Fentress Boulevard	Daytona Beach, FL	5,920	875	1,237	42	917	1,237	2,154	221	2007
53105 Marina Drive/23590 CR6	Elkhart, IN	4,080	3,777	447	161	3,938	447	4,385	343	2007
6051/2311 North Lee Highway	Fairfield, VA/Lexington, VA	3,284	2,719	354	177	2,896	354	3,250	276	2007
5786 Collett Road	Farmington, NY	5,489	5,342	410	—	5,342	410	5,752	488	2007
One Fuller Way	Great Bend, KS	7,987	7,222	1,065	—	7,222	1,065	8,287	689	2007
900 Brooks Avenue	Holland, MI	5,833	5,235	489	497	5,732	489	6,221	579	2007
414 E. 40th Street	Holland, MI	4,417	4,046	497	—	4,046	497	4,543	434	2007
1102 Chastain Drive/4795 I-55 North	Jackson, MS	4,754	4,068	968	565	4,633	968	5,601	372	2007
165 American Way	Jefferson, NC	2,960	2,875	119	—	2,875	119	2,994	257	2007
19 Mollison Way	Lewiston, ME	5,232	5,515	173	238	5,753	173	5,926	581	2007
243/219 Medford Street	Malden, MA	7,425	6,778	873	—	6,778	873	7,651	622	2007
800 Pennsylvania Avenue	Salem, OH	7,332	6,849	858	—	6,849	858	7,707	614	2006
605 Fourth Street	Mayville, WI	4,718	4,118	547	—	4,118	547	4,665	371	2007
8900 N. 55th Street	Milwaukee, WI	4,495	4,090	456	—	4,090	456	4,546	352	2007
200 West Capitol Drive	Milwaukee, WI	6,046	5,283	1,048	5	5,288	1,048	6,336	635	2007
111/113 Pencader Drive	Newark, DE	4,700	3,957	527	137	4,094	527	4,621	421	2007
3100 West Fairfield Drive	Pensacola, FL	230	206	42	83	289	42	331	24	2007
1301 North Palafox Street	Pensacola, FL	5,164	4,705	282	61	4,766	282	5,048	413	2007
805 North Main Street	Pocatello, ID	3,673	3,472	399	—	3,472	399	3,871	404	2007
1400 Turbine Drive	Rapid City, SD	13,669	11,957	2,306	—	11,957	2,306	14,263	1,624	2007
2550 N. Mays Street	Round Rock, TX	3,763	3,399	394	76	3,475	394	3,869	426	2007
102 Sergeant Square Drive	Sergeant Bluff, IA	12,792	11,675	736	24	11,699	736	12,435	1,480	2007
15 Loveton Circle	Sparks, MD	4,205	3,577	790	—	3,577	790	4,367	386	2007
8950 & 8970 Pershall Road	Hazelwood, MO	7,394	5,436	1,960	—	5,436	1,960	7,396	487	2006
476 Southridge Industrial Drive	Tavares, FL	6,761	6,339	722	—	6,339	722	7,061	754	2006
7990 Bavaria Road	Twinsburg, OH	6,912	6,497	590	—	6,497	590	7,087	521	2007
300 Spencer Mattingly Lane	Bardstown, KY	2,733	2,399	379	—	2,399	379	2,778	230	2007
1100 Performance Place	Youngstown, OH	3,406	3,400	139	—	3,400	139	3,539	327	2007

Total		207,550	181,385	25,086	3,715	185,100	25,086	210,186	19,261

Reconciliation of Real Estate Investments

	2010	2009	2008
Balance at beginning of period	$210,009	$208,948	$212,688
Additions during period
Other acquisitions	—	—	—
Improvements, etc.	1,500	1,295	384
Other additions	—	—	—
Deductions during period
Cost of real estate sold	—	(50)	—
Write-off of tenant improvements	(1,323)	(184)	(396)
Asset Impairments	—	—	(3,728)

Balance at close of period	$210,186	$210,009	$208,948

        The unaudited aggregate cost of real estate properties for federal tax purposes as of December 31, 2010 was  $227,119.

Reconciliation of Accumulated Depreciation

	2010	2009	2008
Balance at beginning of period	$14,626	$8,680	$2,395
Additions during period
Depreciation and amortization expense	5,747	5,979	6,307
Other additions	—	—	—
Reductions during period
Disposals	(1,112)	(33)	(22)
Other reductions	—	—	—

Balance at close of period	$19,261	$14,626	$8,680

Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information
Entity Registrant Name	STAG Industrial, Inc.
Entity Central Index Key	0001479094
Document Type	S-11
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2